Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 6,162,467	$ 201,256	$ 5,178,524
Current	598,136	19,534	734,465
Non-current	5,564,331	181,722	4,444,059
Guarantee deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	5,481,446	179,015	4,606,790
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	470,373	15,362	447,459
Time deposits with original maturity over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	61,067	1,995	63,853
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 149,581	$ 4,884	$ 60,422